Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Derivative Financial Instruments
23.	Derivative Financial Instruments

Interest rate swaps

During the year ended December 31, 2022, the Group terminated all interest rate swap agreements it had entered into in 2021 and 2020. The net cash received from the said terminations amounted to $12.3 million in total and was recognized in Realized gain/(loss), net on derivatives in the consolidated statements of profit or loss and other comprehensive income.

Forward freight agreements

The fair value of the Group’s derivative financial assets as of December 31, 2023 and 2022 related to FFAs and Foreign Exchange Swaps (“FXSs”) are presented below:

Derivatives’ Fair values	2023	2022
FXSs	207,488	—
FFAs	21,885	209,238
Total	229,373	209,238

FFAs and FXSs are considered to be Level 2 items in accordance with the fair value hierarchy as defined in IFRS 13 Fair Value Measurement.

Effect on the Consolidated Statements of Profit or Loss and Other Comprehensive Income

For the year ended December 31,	2023	2022	2021
Unrealized gain, net on derivatives	229,373	45,960	30,105
Unrealized gain on interest rate swaps	—	—	4,126,828
Total unrealized gain, net on derivatives	229,373	45,960	4,156,933

For the year ended December 31,	2023	2022	2021
Realized gain/(loss), net on derivatives	300,262	2,161,927	(558,916)
Realized gain, net on interest rate swaps	—	9,274,554	—
Total realized gain/(loss), net on derivatives	300,262	11,436,481	(558,916)